Amounts Due to Related Party and Related Party Transactions - Schedule of Notes Payable to Related Parties (Details) - Dr. Dent [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Notes Payable One [Member]
Related Party Transaction [Line Items]
Inception Date			Mar. 27, 2024		Sep. 18, 2024
Maturity Date			Dec. 31, 2025		Jan. 10, 2025
Principal Amount			$ 350,000
Amount Carried at Fair Value	$ 364,616		$ 364,616		$ 393,317
Notes Payable Two [Member]
Related Party Transaction [Line Items]
Inception Date			Mar. 27, 2024		Sep. 18, 2024
Maturity Date			Mar. 31, 2026		Jan. 16, 2025
Principal Amount			$ 150,000
Amount Carried at Fair Value	165,668		$ 165,668		$ 131,615
Notes Payable Three [Member]
Related Party Transaction [Line Items]
Inception Date			Mar. 27, 2024		Sep. 18, 2024
Maturity Date			Mar. 31, 2026		Jan. 16, 2025
Principal Amount			$ 166,500
Amount Carried at Fair Value	183,891		$ 183,891		$ 146,093
Notes Payable Four [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 10, 2024		Sep. 18, 2024
Maturity Date			Dec. 31, 2025		Jan. 19, 2025
Principal Amount			$ 150,000
Amount Carried at Fair Value	169,017		$ 169,017
Notes Payable Five [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 18, 2024		Sep. 18, 2024
Maturity Date			Dec. 31, 2025		Jan. 30, 2025
Principal Amount			$ 50,000
Amount Carried at Fair Value	56,664		$ 56,664
Notes Payable Six [Member]
Related Party Transaction [Line Items]
Inception Date			Jun. 03, 2024		Sep. 18, 2024
Maturity Date			Dec. 31, 2025		Feb. 14, 2025
Principal Amount			$ 1,000,000
Amount Carried at Fair Value	1,102,935		$ 1,102,935
Notes Payable Seven [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024		Sep. 18, 2024
Maturity Date			Mar. 31, 2026		Feb. 20, 2025
Principal Amount			$ 36,842
Amount Carried at Fair Value	38,939		$ 38,939
Notes Payable Eight [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024		Sep. 18, 2024
Maturity Date			Mar. 31, 2026		Feb. 28, 2025
Principal Amount			$ 10,526
Amount Carried at Fair Value	11,125		$ 11,125
Notes Payable Nine [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024		Sep. 18, 2024
Maturity Date			Mar. 31, 2026		Mar. 04, 2025
Principal Amount			$ 73,684
Amount Carried at Fair Value	77,878		$ 77,878
Notes Payable Ten [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024		Sep. 18, 2024
Maturity Date			Mar. 31, 2026		Mar. 10, 2025
Principal Amount			$ 21,053
Amount Carried at Fair Value	22,251		$ 22,251
Notes Payable Eleven [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 105,263
Amount Carried at Fair Value	111,254		$ 111,254
Notes Payable Twelve [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 126,316
Amount Carried at Fair Value	133,505		$ 133,505
Notes Payable Thirteen [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 105,263
Amount Carried at Fair Value	111,254		$ 111,254
Notes Payable Fourteen [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 52,632
Amount Carried at Fair Value	55,627		$ 55,627
Notes Payable Fifteen [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 157,895
Amount Carried at Fair Value	166,881		$ 166,881
Notes Payable Sixteen [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 210,526
Amount Carried at Fair Value	222,508		$ 222,508
Notes Payable Seventeen [Member]
Related Party Transaction [Line Items]
Inception Date			Dec. 04, 2024
Maturity Date			Dec. 31, 2025
Principal Amount			$ 30,000
Amount Carried at Fair Value	27,321		$ 27,321
Notes Payable Eighteen [Member]
Related Party Transaction [Line Items]
Inception Date			Dec. 17, 2024
Maturity Date			Dec. 31, 2025
Principal Amount			$ 130,000
Amount Carried at Fair Value	78,847		$ 78,847
Notes Payable Nineteen [Member]
Related Party Transaction [Line Items]
Inception Date			Dec. 31, 2024
Maturity Date			Dec. 31, 2025
Principal Amount			$ 10,000
Amount Carried at Fair Value	137,830		$ 137,830
Notes Payable Twenty [Member]
Related Party Transaction [Line Items]
Inception Date			Mar. 04, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 35,000
Amount Carried at Fair Value	49,961		$ 49,961
Notes Payable Twenty One [Member]
Related Party Transaction [Line Items]
Inception Date			Mar. 12, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 90,000
Amount Carried at Fair Value	63,567		$ 63,567
Notes Payable Twenty Two [Member]
Related Party Transaction [Line Items]
Inception Date			Mar. 18, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 60,000
Amount Carried at Fair Value	429,846		$ 429,846
Notes Payable Twenty Three [Member]
Related Party Transaction [Line Items]
Inception Date			Mar. 27, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 85,000
Amount Carried at Fair Value	68,165		$ 68,165
Notes Payable Twenty Four [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 01, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 70,000
Amount Carried at Fair Value	22,182		$ 22,182
Notes Payable Twenty Five[Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 09, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 40,000
Amount Carried at Fair Value	110,692		$ 110,692
Notes Payable Twenty Six [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 16, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 25,000
Amount Carried at Fair Value	16,575		$ 16,575
Notes Payable Twenty Seven [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 22, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 70,000
Amount Carried at Fair Value	71,720		$ 71,720
Notes Payable Twenty Eight [Member]
Related Party Transaction [Line Items]
Inception Date			May 08, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 120,000
Amount Carried at Fair Value	109,903		$ 109,903
Notes Payable Twenty Nine [Member]
Related Party Transaction [Line Items]
Inception Date			May 12, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 50,000
Amount Carried at Fair Value	54,897		54,897
Notes Payable Thirty [Member]
Related Party Transaction [Line Items]
Principal Amount			3,581,500
Amount Carried at Fair Value	4,235,519		$ 4,235,519		671,025
Notes Payable Thirty One [Member]
Related Party Transaction [Line Items]
Inception Date			Mar. 27, 2024
Maturity Date			Dec. 31, 2025
Principal Amount			$ 350,000
Amount Carried at Fair Value	(8,263)	$ (33,224)	$ 11,507	$ (45,497)
Notes Payable Thirty Two [Member]
Related Party Transaction [Line Items]
Inception Date			Mar. 27, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 150,000
Amount Carried at Fair Value	14,842	(4,130)	$ 63,498	(4,130)
Notes Payable Thirty Three [Member]
Related Party Transaction [Line Items]
Inception Date			Mar. 27, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 166,500
Amount Carried at Fair Value	16,539	(27,990)	$ 71,434	(43,617)
Notes Payable Thirty Four [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 10, 2024
Maturity Date			Dec. 31, 2025
Principal Amount			$ 150,000
Amount Carried at Fair Value	10,908		$ 10,908
Notes Payable Thirty Five [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 18, 2024
Maturity Date			Dec. 31, 2025
Principal Amount			$ 50,000
Amount Carried at Fair Value	3,551		$ 3,551
Notes Payable Thirty Six [Member]
Related Party Transaction [Line Items]
Inception Date			Jun. 03, 2024
Maturity Date			Dec. 31, 2025
Principal Amount			$ 1,000,000
Amount Carried at Fair Value	67,853		$ 67,851
Notes Payable Thirty Seven [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 36,842
Amount Carried at Fair Value	3,327		$ 4,612
Notes Payable Thirty Eight [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 10,526
Amount Carried at Fair Value	951		$ 1,318
Notes Payable Thirty Nine [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 73,684
Amount Carried at Fair Value	6,655		$ 9,223
Notes Payable Forty [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 21,053
Amount Carried at Fair Value	1,901		$ 2,635
Notes Payable Forty One [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 105,263
Amount Carried at Fair Value	9,507		$ 13,176
Notes Payable Forty Two [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 126,316
Amount Carried at Fair Value	11,409		$ 15,811
Notes Payable Forty Three [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 105,263
Amount Carried at Fair Value	9,507		$ 13,176
Notes Payable Forty Four [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 52,632
Amount Carried at Fair Value	4,754		$ 6,588
Notes Payable Forty Five [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 157,895
Amount Carried at Fair Value	14,261		$ 19,764
Notes Payable Forty Six [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Amount			$ 210,526
Amount Carried at Fair Value	19,014		$ 26,352
Notes Payable Forty Seven [Member]
Related Party Transaction [Line Items]
Inception Date			Dec. 04, 2024
Maturity Date			Dec. 31, 2025
Principal Amount			$ 30,000
Amount Carried at Fair Value	1,428		$ 1,428
Notes Payable Forty Eight [Member]
Related Party Transaction [Line Items]
Inception Date			Dec. 17, 2024
Maturity Date			Dec. 31, 2025
Principal Amount			$ 130,000
Amount Carried at Fair Value	3,730		$ 3,730
Notes Payable Forty Nine [Member]
Related Party Transaction [Line Items]
Inception Date			Dec. 31, 2024
Maturity Date			Dec. 31, 2025
Principal Amount			$ 10,000
Amount Carried at Fair Value	6,065		6,065
Notes Payable Fifty [Member]
Related Party Transaction [Line Items]
Amount Carried at Fair Value	197,939	(65,344)	$ 352,627	(93,244)
Notes Payable Fifty One [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 10, 2024
Maturity Date			Dec. 31, 2025
Principal Outstanding					150,000
Unamortized Discount					(7,279)
Amortized Carrying Value					142,721
Notes Payable Fifty Two [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 18, 2024
Maturity Date			Dec. 31, 2025
Principal Outstanding					50,000
Unamortized Discount					(2,836)
Amortized Carrying Value					47,164
Notes Payable Fifty Three [Member]
Related Party Transaction [Line Items]
Inception Date			Jun. 03, 2024
Maturity Date			Dec. 31, 2025
Principal Outstanding					1,000,000
Unamortized Discount					(331,546)
Amortized Carrying Value					668,453
Notes Payable Fifty Four [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Outstanding					36,842
Unamortized Discount					(1,531)
Amortized Carrying Value					35,311
Notes Payable Fifty Five [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Outstanding					10,526
Unamortized Discount					(666)
Amortized Carrying Value					9,860
Notes Payable Fifty Six [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Outstanding					73,684
Unamortized Discount					(4,662)
Amortized Carrying Value					69,022
Notes Payable Fifty Seven [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Outstanding					21,053
Unamortized Discount					(1,783)
Amortized Carrying Value					19,270
Notes Payable Fifty Eight [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Outstanding					105,263
Unamortized Discount					(12,965)
Amortized Carrying Value					92,298
Notes Payable Fifty Nine [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Outstanding					126,316
Unamortized Discount					(21,095)
Amortized Carrying Value					105,221
Notes Payable Sixty [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Outstanding					105,263
Unamortized Discount					(19,191)
Amortized Carrying Value					86,072
Notes Payable Sixty One [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Outstanding					52,632
Unamortized Discount					(10,586)
Amortized Carrying Value					42,046
Notes Payable Sixty Two [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Outstanding					157,895
Unamortized Discount					(33,144)
Amortized Carrying Value					124,751
Notes Payable Sixty Three [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Mar. 31, 2026
Principal Outstanding					210,526
Unamortized Discount					(46,820)
Amortized Carrying Value					163,706
Notes Payable Sixty Four [Member]
Related Party Transaction [Line Items]
Inception Date			Dec. 04, 2024
Maturity Date			Dec. 31, 2025
Principal Outstanding					25,000
Unamortized Discount
Amortized Carrying Value					25,000
Notes Payable Sixty Five [Member]
Related Party Transaction [Line Items]
Inception Date			Dec. 17, 2024
Maturity Date			Dec. 31, 2025
Principal Outstanding					70,000
Unamortized Discount
Amortized Carrying Value					70,000
Notes Payable Sixty Six [Member]
Related Party Transaction [Line Items]
Inception Date			Dec. 31, 2024
Maturity Date			Dec. 31, 2025
Principal Outstanding					120,000
Unamortized Discount
Amortized Carrying Value					120,000
Notes Payable Sixty Seven [Member]
Related Party Transaction [Line Items]
Inception Date			May 29, 2025
Maturity Date			Nov. 29, 2025
Principal Outstanding	35,000		$ 35,000
Unamortized Discount
Amortized Carrying Value	35,000		$ 35,000
Notes Payable Sixty Eight [Member]
Related Party Transaction [Line Items]
Inception Date			Jun. 04, 2025
Maturity Date			Dec. 04, 2025
Principal Outstanding	83,846		$ 83,846
Unamortized Discount
Amortized Carrying Value	83,846		$ 83,846
Notes Payable Sixty Nine [Member]
Related Party Transaction [Line Items]
Inception Date			Jun. 18, 2025
Maturity Date			Dec. 18, 2025
Principal Outstanding	43,846		$ 43,846
Unamortized Discount
Amortized Carrying Value	43,846		$ 43,846
Notes Payable Seventy [Member]
Related Party Transaction [Line Items]
Inception Date			Jun. 25, 2025
Maturity Date			Dec. 25, 2025
Principal Outstanding	50,000		$ 50,000
Unamortized Discount	(1,444)		(1,444)
Amortized Carrying Value	48,556		$ 48,556
Notes Payable Seventy One [Member]
Related Party Transaction [Line Items]
Inception Date			Jul. 01, 2025
Maturity Date			Jan. 01, 2026
Principal Outstanding	70,000		$ 70,000
Unamortized Discount	(8,104)		(8,104)
Amortized Carrying Value	61,896		$ 61,896
Notes Payable Seventy Two [Member]
Related Party Transaction [Line Items]
Inception Date			Jul. 11, 2025
Maturity Date			Jan. 11, 2026
Principal Outstanding	50,000		$ 50,000
Unamortized Discount
Amortized Carrying Value	50,000		$ 50,000
Notes Payable Seventy Three [Member]
Related Party Transaction [Line Items]
Inception Date			Jul. 16, 2025
Maturity Date			Jan. 16, 2026
Principal Outstanding	40,000		$ 40,000
Unamortized Discount
Amortized Carrying Value	40,000		$ 40,000
Notes Payable Seventy Four [Member]
Related Party Transaction [Line Items]
Inception Date			Jul. 23, 2025
Maturity Date			Jan. 23, 2026
Principal Outstanding	30,000		$ 30,000
Unamortized Discount
Amortized Carrying Value	30,000		$ 30,000
Notes Payable Seventy Five [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 03, 2025
Maturity Date			Mar. 03, 2026
Principal Outstanding	15,000		$ 15,000
Unamortized Discount	(3,191)		(3,191)
Amortized Carrying Value	11,809		$ 11,809
Notes Payable Seventy Six [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 10, 2025
Maturity Date			Mar. 10, 2026
Principal Outstanding	54,000		$ 54,000
Unamortized Discount	(10,254)		(10,254)
Amortized Carrying Value	43,746		$ 43,746
Notes Payable Seventy Seven [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 17, 2025
Maturity Date			Mar. 17, 2026
Principal Outstanding	45,000		$ 45,000
Unamortized Discount	(9,746)		(9,746)
Amortized Carrying Value	35,254		$ 35,254
Notes Payable Seventy Eight [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 26, 2025
Maturity Date			Mar. 26, 2026
Principal Outstanding	26,000		$ 26,000
Unamortized Discount
Amortized Carrying Value	26,000		26,000
Notes Payable Seventy Nine [Member]
Related Party Transaction [Line Items]
Principal Outstanding	542,692		542,692		2,315,000
Unamortized Discount	(32,739)		(32,739)		(494,104)
Amortized Carrying Value	509,953		$ 509,953		$ 1,820,895
Notes Payable Eighty [Member]
Related Party Transaction [Line Items]
Inception Date			Mar. 14, 2023
Maturity Date			Mar. 14, 2024
Principal Amount			$ 26,011
Amortization of debt discount				2,504
Notes Payable Eighty One [Member]
Related Party Transaction [Line Items]
Inception Date			Dec. 01, 2023
Maturity Date			Feb. 28, 2024
Principal Amount			$ 166,500
Amortization of debt discount				32,330
Notes Payable Eighty Two [Member]
Related Party Transaction [Line Items]
Inception Date			Mar. 27, 2024
Maturity Date			Jun. 27, 2025
Principal Amount			$ 350,000
Amortization of debt discount				203,588
Notes Payable Eighty Three [Member]
Related Party Transaction [Line Items]
Inception Date			Mar. 27, 2024
Maturity Date			Sep. 20, 2025
Principal Amount			$ 150,000
Amortization of debt discount		32,715		89,222
Notes Payable Eighty Four [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 10, 2024
Maturity Date			Apr. 10, 2025
Principal Amount			$ 150,000
Amortization of debt discount			$ 7,279
Notes Payable Eighty Five [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 18, 2024
Maturity Date			Apr. 18, 2025
Principal Amount			$ 50,000
Amortization of debt discount			$ 2,836
Notes Payable Eighty Six [Member]
Related Party Transaction [Line Items]
Inception Date			Jun. 03, 2024
Maturity Date			Jun. 03, 2025
Principal Amount			$ 1,000,000
Amortization of debt discount		198,068	$ 331,547	256,196
Notes Payable Eighty Seven [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Sep. 20, 2025
Principal Amount			$ 36,842
Amortization of debt discount		1,684	$ 1,531	1,684
Notes Payable Eighty Eight [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Sep. 20, 2025
Principal Amount			$ 10,526
Amortization of debt discount		458	$ 666	458
Notes Payable Eighty Nine [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Sep. 20, 2025
Principal Amount			$ 73,684
Amortization of debt discount		3,205	$ 4,662	3,205
Notes Payable Eighty Ninety [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Sep. 20, 2025
Principal Amount			$ 21,053
Amortization of debt discount		1,032	$ 1,783	1,032
Notes Payable Ninety One [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Sep. 20, 2025
Principal Amount			$ 105,263
Amortization of debt discount		4,754	$ 12,965	4,754
Notes Payable Ninety Two [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Sep. 20, 2025
Principal Amount			$ 126,316
Amortization of debt discount		5,156	$ 21,095	5,156
Notes Payable Ninety Three [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Sep. 20, 2025
Principal Amount			$ 105,263
Amortization of debt discount		4,139	$ 19,191	4,139
Notes Payable Ninety Four [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Sep. 20, 2025
Principal Amount			$ 52,632
Amortization of debt discount		1,974	$ 10,585	1,974
Notes Payable Ninety Five [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Sep. 20, 2025
Principal Amount			$ 157,895
Amortization of debt discount		5,787	$ 33,143	5,787
Notes Payable Ninety Six [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 19, 2024
Maturity Date			Sep. 20, 2025
Principal Amount			$ 210,526
Amortization of debt discount		7,464	$ 46,820	7,464
Notes Payable Ninety Seven [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 01, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 20,000
Amortization of debt discount	2,623		$ 5,189
Notes Payable Ninety Eight [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 09, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 100,000
Amortization of debt discount	10,929		$ 20,670
Notes Payable Ninety Nine [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 16, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 15,000
Amortization of debt discount	2,295		$ 4,166
Notes Payable Hundred [Member]
Related Party Transaction [Line Items]
Inception Date			Apr. 22, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 65,000
Amortization of debt discount	9,945		$ 17,404
Notes Payable Hundred and One [Member]
Related Party Transaction [Line Items]
Inception Date			May 12, 2025
Maturity Date			Mar. 31, 2026
Principal Amount			$ 50,000
Amortization of debt discount	2,174		$ 3,332
Notes Payable Hundred and Two [Member]
Related Party Transaction [Line Items]
Inception Date			Jun. 25, 2025
Maturity Date			Dec. 25, 2025
Principal Amount			$ 50,000
Amortization of debt discount	1,545		$ 1,629
Notes Payable Hundred and Three [Member]
Related Party Transaction [Line Items]
Inception Date			Jul. 01, 2025
Maturity Date			Jan. 01, 2026
Principal Amount			$ 70,000
Amortization of debt discount	7,930		$ 7,930
Notes Payable Hundred and Four [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 03, 2025
Maturity Date			Mar. 03, 2026
Principal Amount			$ 15,000
Amortization of debt discount	559		$ 559
Notes Payable Hundred and Five [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 10, 2025
Maturity Date			Mar. 10, 2026
Principal Amount			$ 54,000
Amortization of debt discount	1,274		$ 1,274
Notes Payable Hundred and Six [Member]
Related Party Transaction [Line Items]
Inception Date			Sep. 17, 2025
Maturity Date			Mar. 17, 2026
Principal Amount			$ 45,000
Amortization of debt discount	754		754
Notes Payable Hundred and Seven [Member]
Related Party Transaction [Line Items]
Amortization of debt discount	$ 40,028	$ 266,436	$ 557,010	$ 619,493